RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 21 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	839	636	623
Professional services	1,821	1,752	2,345
Share-based payments	1,910	883	671
Clinical and pre-clinical trials	23,905	12,569	12,840
Intellectual property development	349	298	317
Other	674	353	623
	29,498	16,491	17,419